Organization and Reorganization - Schedule of Consolidated Financial Statements (Details) - Variable Interest Entity, Primary Beneficiary [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	¥ 1,178	¥ 3,987
Amount due from the subsidiaries of the Group	122,613	123,349
Other current assets	12,708	30,622
Total current assets	136,499	157,958
Non-current assets:
Long-term investments	6,096	5,564
Operating lease right-of-use assets, net		267
Total non-current assets	6,096	5,831
Total assets	142,595	163,789
Current liabilities:
Short term borrowings	19,734	14,487
Accounts payable	5,332	838
Advance from customers	8,371	3,921
Salary and welfare benefits payable	2,324	15,017
Other taxes payable	905	3,851
Short-term operating lease liabilities		659
Current portion of deferred revenue	798	1,216
Other current liabilities	10,868	4,654
Account due to subsidiaries of the Group	231,968	250,341
Total current liabilities	280,300	294,984
Long-term borrowings	10,000	3,000
Non-current portion of deferred revenue		49
Total non-current liabilities	10,000	3,049
TOTAL LIABILITIES	290,300	298,033
Net revenues	50,152	68,167	¥ 95,382
Net income/(loss)	(12,352)	(418)	19,775
Net cash generated from/ (used in) operating activities	(22,167)	(15,357)	2,483
Net cash generated from investing activities
Net cash (used in)/ generated from financing activities	19,358	13,172	(1,285)
Net increase/(decrease) in cash, cash equivalent and restricted cash	¥ (2,809)	¥ (2,185)	¥ 1,198